Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, SFr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 SFr / shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2019 USD ($) shares
Option Indexed to Issuer's Equity [Line Items]
Call options held by bank (in shares) | shares		11,800,000			11,800,000
Call options held by the bank, weighted-average strike price (in Swiss francs per share) | SFr / shares		SFr 21.11
Call options held by bank, exercisable (in shares) | shares		3,900,000			3,900,000
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share) | SFr / shares		SFr 20.69
Subsequent Event [Member]
Option Indexed to Issuer's Equity [Line Items]
Proposed distribution (in Swiss francs per share) | SFr / shares	SFr 0.80
Minimum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares		19.00
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares		19.50
Maximum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares		23.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares		SFr 23.50
ABB Ltd (unconsolidated)
Option Indexed to Issuer's Equity [Line Items]
Total statutory stockholders' equity		SFr 8,420			$ 8,696
Share capital of ABB Ltd, Zurich		260			269
Reserves of ABB Ltd, Zurich		8,920			9,212
Restricted legal reserves for own shares of ABB Ltd, Zurich		760			785
Share capital restricted and not available for distribution		SFr 52			$ 54
Percentage of share capital restricted		20.00%			20.00%
Options under 2014 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 21.00
Options under 2014 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		14,500,000			14,500,000
Options under 2015 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 19.50
Options under 2015 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		15,600,000			15,600,000
Options under 2016 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 21.50
Options under 2016 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		14,500,000			14,500,000
Options under 2017 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 22.50
Options under 2017 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		13,200,000			13,200,000
Options under 2018 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 23.50
Options under 2018 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		13,000,000.0			13,000,000.0
Options under 2019 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 19.00
Options under 2019 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		12,700,000			12,700,000
ESAP
Option Indexed to Issuer's Equity [Line Items]
Shares issued from treasury stock (in shares) | shares		500,000	0	2,800,000
ESAP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares) | shares		2,300,000			2,300,000
Other share-based payment arrangements | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options and shares granted (in shares) | shares		1,000,000			1,000,000
LTIP 2019, 2017 and 2018 Launches
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of shares granted (in shares) | shares		4,700,000			4,700,000
MIP
Option Indexed to Issuer's Equity [Line Items]
Shares issued relating to call options (in shares) | shares			2,400,000	6,300,000